Investments in Companies Accounted for at Equity (Details) - TSG [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Investments in Companies Accounted for at Equity (Details) [Line Items]
Percentage of share interest	50.00%
Acquisition amount	$ 2,140